ZA GROUP, INC.

6901A N 9th Ave.

#659

Pensacola, FL 32504

678-999-6242

November 18, 2021

VIA EDGAR

Attorney Alan Campbell

Division of Corporation Finance

Office of Life Sciences

U.S. Securities and Exchange Commission

Re:	ZA Group, Inc.
Form 1-A: Request for Qualification
File No. 024-11715

Dear Mr. Campbell:

ZA Group, Inc. (the “Company”), hereby requests qualification of the Company’s above-referenced Offering Statement on Form 1-A (“Offering Statement”) effective at 4:00 PM EST on Monday, November 22, 2021, or as soon as practicable thereafter. Pursuant to your request, we have attached confirmation that the state of Georgia is prepared to qualify the offering.

We appreciate your prompt attention to this matter. Please notify me if you need anything further.

Sincerely,

/s/ Jonathan Morgan

Jonathan Morgan

CEO